Document and Entity Information	12 Months Ended
Sep. 30, 2011
Entity Registrant Name	PNI DIGITAL MEDIA INC
Entity Central Index Key	0001036642
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	pndmf
Entity Common Stock, Shares Outstanding	34,010,958
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (CAD)	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	3,936,176	4,690,355
Accounts receivable (note 5)	4,535,912	5,302,865
Prepaid expenses and other current assets	460,140	541,026
Current portion of future income tax asset (note 11)	108,933	1,026,651
Total Current asset	9,041,161	11,560,897
Property and equipment (note 6)	5,140,150	5,230,829
Future income tax asset (note 11)	7,013,431	4,953,934
Intangible assets (note 7)	680,437	1,115,794
Goodwill (note 8)	576,840	658,904
Total Assets	22,452,019	23,520,358
Liabilities
Accounts payable and accrued liabilities (note 9)	3,284,311	5,471,878
Current portion of deferred revenue	250,323	613,081
Current portion of capital lease obligations (note 15)	0	107,964
Future income tax liability (note 11)	56,507	119,081
Total Current liabilities	3,591,141	6,312,004
Deferred revenue	33,898	78,876
Total Liabilities	3,625,039	6,390,880
Shareholders' Equity (note 12)
Share capital	66,419,784	66,200,215
Contributed surplus	19,336,768	18,933,619
Shareholders' Equity Before Adjusting Deficit and Accumulated Other Comprehensive Loss	85,756,552	85,133,834
Deficit	(64,583,644)	(65,684,820)
Accumulated other comprehensive loss	(2,345,928)	(2,319,536)
Total Deficit and Accumulated Other Comprehensive Loss	(66,929,572)	(68,004,356)
Total Shareholders' Equity	18,826,980	17,129,478
Total Liabilities and Stockholders' Equity	22,452,019	23,520,358
Commitment and contingencies (note 17)

Consolidated Statements of Earnings (Loss) and Comprehensive Gain (Loss) (CAD)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue (note 13)	23,686,351	25,356,570	24,446,569
Expenses
Network delivery	4,313,913	5,376,920	6,672,583
Software development	11,218,227	8,162,595	7,566,227
General and administration	4,096,764	4,021,971	4,893,640
Sales and marketing	927,860	896,791	1,202,699
Amortization of intangible assets	858,354	2,550,452	3,243,359
Amortization of property and equipment	2,036,953	2,368,539	2,770,357
Total Operating Expenses	23,452,071	23,377,268	26,348,865
Earnings (loss) from operations before the undernoted	234,280	1,979,302	(1,902,296)
Realized foreign exchange (loss) gain	(53,218)	(119,561)	115,526
Unrealized foreign exchange (loss) gain	(71,930)	304,331	435,467
Interest income	0	642	8,759
Interest expense - capital lease	(5,536)	(75,850)	(120,696)
Interest expense - other	(63)	(1,839)	(99,255)
Loss on disposal of property and equipment	(117,306)	(40,085)	(56,171)
Loss on settlement of asset retirement obligation (note 10)	0	(4,810)	0
Total Nonoperating Income Expense	(248,053)	62,828	283,630
(Loss) earnings before income taxes	(13,773)	2,042,130	(1,618,666)
Current income tax (expense) (note 11)	0	(11,892)	0
Future income tax benefit (expense) (note 11)	1,114,949	4,821,756	(151,000)
Net earnings (loss)	1,101,176	6,851,994	(1,769,666)
Other comprehensive loss:
Unrealized foreign exchange loss on translation of self- sustaining foreign operations	(26,392)	(510,342)	(652,661)
Comprehensive gain (loss)	1,074,784	6,341,652	(2,422,327)
Earnings (loss) per share (note 12i)
Basic (in dollars per share)	0.03	0.2	(0.05)
Fully diluted (in dollars per share)	0.03	0.2	(0.05)

Consolidated Statements of Deficit (CAD)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Balance, beginning of year	(65,684,820)	(72,536,814)	(70,767,148)
Net earnings (loss) for the year	1,101,176	6,851,994	(1,769,666)
Balance, end of year	(64,583,644)	(65,684,820)	(72,536,814)

Consolidated Statements of Shareholders' Equity (CAD)	Common Stock [Member]	Share Capital Purchased For Cancellation [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2008	65,614,347	0	11,611,165	4,961,826	(70,767,148)	(1,156,533)	10,263,657
Balance (in shares) at Sep. 30, 2008	33,464,432
Issuance of shares on exercise of options	111,045	0	(67,920)	0	0	0	43,125
Issuance of shares on exercise of options (in shares)	28,750
Stock-based compensation recorded in net earnings(loss)	0	0	1,846,293	0	0	0	1,846,293
Compensation expense re. acquisition of WorksMedia Limited (note 3)	0	0	169,722	0	0	0	169,722
Issuance of shares on acquisition of WorksMedia Limited (note 3)	292,064	0	0	0	0	0	292,064
Issuance of shares on acquisition of WorksMedia Limited (note 3) (in shares)	214,500
Net earnings (loss) for the year	0	0	0	0	(1,769,666)	0	(1,769,666)
Expiry of warrants (note 12 (c))	0	0	4,961,826	(4,961,826)	0	0	0
Other comprehensive loss	0	0	0	0	0	(652,661)	(652,661)
Balance at Sep. 30, 2009	66,017,456	0	18,521,086	0	(72,536,814)	(1,809,194)	10,192,534
Balance (in shares) at Sep. 30, 2009	33,707,682
Issuance of shares on exercise of options	70,686	0	(14,811)	0	0	0	55,875
Issuance of shares on exercise of options (in shares)	37,600
Stock-based compensation recorded in net earnings(loss)	0	0	399,068	0	0	0	399,068
Compensation expense re. acquisition of WorksMedia Limited (note 3)	0	0	290,952	0	0	0	290,952
Issuance of shares held in escrow (note 12g)	290,952	0	(290,952)	0	0	0	0
Issuance of shares held in escrow (note 12g) (in shares)	178,500
Purchase of share capital for cancellation	0	(41,909)	0	0	0	0	(41,909)
Cancellation of shares repurchased	(136,970)	0	28,276	0	0	0	(108,694)
Cancellation of shares repurchased (in shares)	(70,000)
Net earnings (loss) for the year	0	0	0	0	6,851,994	0	6,851,994
Other comprehensive loss	0	0	0	0	0	(510,342)	(510,342)
Balance at Sep. 30, 2010	66,242,124	(41,909)	18,933,619	0	(65,684,820)	(2,319,536)	17,129,478
Balance (in shares) at Sep. 30, 2010	33,853,782
Issuance of shares on exercise of options	498,937	0	(134,217)	0	0	0	364,720
Issuance of shares on exercise of options (in shares)	291,776
Stock-based compensation recorded in net earnings(loss)	0	0	363,490	0	0	0	363,490
Compensation expense re. acquisition of WorksMedia Limited (note 3)	0	0	299,102	0	0	0	299,102
Issuance of shares held in escrow (note 12g)	290,952	0	(290,952)	0	0	0	0
Issuance of shares held in escrow (note 12g) (in shares)	178,500
Purchase of share capital for cancellation	0	(404,594)	0	0	0	0	(404,594)
Cancellation of shares repurchased	(612,229)	446,503	165,726	0	0	0	0
Cancellation of shares repurchased (in shares)	(313,100)
Net earnings (loss) for the year	0	0	0	0	1,101,176	0	1,101,176
Other comprehensive loss	0	0	0	0	0	(26,392)	(26,392)
Balance at Sep. 30, 2011	66,419,784	0	19,336,768	0	(64,583,644)	(2,345,928)	18,826,980
Balance (in shares) at Sep. 30, 2011	34,010,958

Consolidated Statements of Shareholders' Equity [Parenthetical]	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Share capital purchased for cancellation, shares	283,100	30,000

Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities
Net earnings (loss) for the year	1,101,176	6,851,994	(1,769,666)
Items not affecting cash
Amortization	2,895,307	4,918,991	6,013,716
Stock-based compensation expense	662,592	690,020	2,016,015
Unrealized foreign exchange loss (gain)	71,930	(304,331)	(435,467)
Allowance for doubtful accounts (note 5)	33,102	33,781	9,945
Loss on disposal of property and equipment	117,306	40,085	56,171
Loss on settlement of asset retirement obligation	0	4,810	0
Provision for unrecoverable lease payments	0	0	185,848
Future income tax (benefit) expense (note 11)	(1,114,949)	(4,821,756)	151,000
Accretion and other items	0	79,426	29,201
Total Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	3,766,464	7,493,020	6,256,763
Net change in non-cash working capital items (note 19)	(1,845,407)	(2,778,275)	(715,432)
Payments for unrecoverable lease payments	0	(180,336)	0
Payments made to settle asset retirement obligations	0	(45,071)	0
Total Net Cash Provided by (Used in) Operating Activities	1,921,057	4,489,338	5,541,331
Cash flows from investing activities
Purchase of property and equipment	(2,076,900)	(1,468,825)	(2,182,637)
Purchase of intangible assets	(322,416)	0	0
Proceeds on disposal of property and equipment	2,674	0	0
Payments made to acquire WorksMedia Limited, net of cash acquired	0	0	(1,157,501)
Total Net Cash Provided by (Used in) Investing Activities	(2,396,642)	(1,468,825)	(3,340,138)
Cash flows from financing activities
Proceeds on exercise of options	364,720	55,875	43,125
Issuance of common shares (note 3)	0	0	(7,813)
Repurchase of common shares	(404,594)	(150,603)	0
(Repayment) of loan payable	0	(937,548)	0
Repayment of capital lease obligations	(107,964)	(396,186)	(337,375)
Repayment of loan used to finance the acquisition of WorksMedia Limited	0	(936,343)	0
Total Net Cash Provided by (Used in) Financing Activities	(147,838)	(2,364,805)	(302,063)
Effect of changes in foreign exchange rates on cash and cash equivalents	(130,756)	(202,637)	(332,834)
(Decrease) increase in cash and cash equivalents during the year	(754,179)	453,071	1,566,296
Cash and cash equivalents - beginning of year	4,690,355	4,237,284	2,670,988
Cash and cash equivalents - end of year	3,936,176	4,690,355	4,237,284

Nature of operations	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Nature of Operations [Text Block]
1.       Nature of operations

On June 4, 2009, the Company changed its name from PhotoChannel Networks Inc. to PNI Digital Media Inc.

PNI Digital Media Inc. (the “Company”) offers the photofinishing retailer and its customers an online and in-store solution for producing prints and gifting products from their digital images. The Company’s online platform electronically connects the photofinishing retailer and its customers through the internet and provides digital image delivery, hosting, transaction processing and storage. In addition, the Company provides the photofinishing retailer with kiosk software which allows consumers to offload digital images from their digital media and order prints and gifting products within the retailer’s locations. The kiosk software is also connected to the Company’s online platform permitting customers in-store to order gifting products from the kiosk, which are then transmitted from the kiosk to a remote fulfillment facility via the online platform.

Summary of significant accounting policies	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
2.       Summary of significant accounting policies

a)     Basis of consolidation

These consolidated financial statements are prepared in accordance with Part V – Pre-changeover accounting standards under generally accepted accounting principles (“GAAP”) in Canada, and include the accounts of the Company and each of its wholly-owned subsidiaries, PhotoChannel Capital Inc., PhotoChannel Management Inc., PNI Digital Media Ltd., PNI Digital Media Europe Ltd., Pixology Incorporated and WorksMedia Limited. The results of WorksMedia Limited have been included since the date of acquisition, March 11, 2009.

All material intercompany balances and transactions are eliminated upon consolidation.

b)     Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Significant areas requiring the use of estimates and assumptions include the determination of the recoverable amounts for property and equipment and intangible assets, impairment testing of goodwill, the determination of the recoverability of future income taxes and the determination and classification of stock-based transactions.  Actual results may differ from those estimates.

c)   Reporting currency and foreign currency translation

These consolidated financial statements are reported in Canadian dollars.  Foreign currency denominated revenues and expenses are translated using average rates of exchange during the year.  Foreign currency denominated assets and liabilities are translated at the rate of exchange in effect at the balance sheet dates.

The Company translates the assets and liabilities of self-sustaining foreign operations to Canadian dollars at the rate of exchange prevailing at the balance sheet dates and revenues and expenses of those operations are translated using the average rates of exchange during the year.  Gains and losses resulting from these translation adjustments for self-sustaining foreign operations are recorded in accumulated other comprehensive loss, a component of shareholders’ equity, until there is a realized reduction in the net investment in the foreign operation.

d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest bearing securities with maturities at the date of purchase of three months or less.  Investments with an original maturity of more than three months are designated short-term held for trading securities which are measured at fair value with changes in fair value recorded in net earnings.  As at September 30, 2011 and 2010, the Company had no investments in interest bearing securities with original terms to maturity of greater than three months.

e)   Property and equipment

Property and equipment are recorded at cost less accumulated amortization.  Amortization is provided over the estimated useful lives of the assets at the following rates:

Computer equipment	30% declining balance
Furniture and office equipment	20% declining balance
Leasehold improvements	Life of the lease
Equipment held under capital lease	Life of the lease
The Company assesses the carrying value of long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying value may not be recoverable.  If the total value of the estimated future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss equal to the difference between the asset carrying amount and its fair value is recognized in the period in which the impairment determination is made.

f)    Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair values assigned to the assets acquired and liabilities assumed in a business combination.  Goodwill is not amortized and is subject to an impairment test at the reporting unit level at least annually or more frequently if events or circumstances suggest that there may be an impairment.  If the carrying amount exceeds the fair value of the goodwill, an impairment loss is recognized equal to that excess through the statement of earnings (loss).

g)   Intangible assets

Intangible assets acquired in a business combination that meet the specified criteria for recognition, apart from goodwill, are initially recognized and measured at fair value.  Intangible assets with finite useful lives, including acquired software, software developed for internal use and customer relationships, are amortized on a straight-line basis over their estimated useful lives between one and three years.  The amortization methods and estimated useful lives of intangible assets are reviewed annually or earlier if events and circumstances change.  In addition, the Company assesses whether costs incurred to generate software used in the PNI Network or sold to customers meets the recognition criteria of an intangible asset, as further described in note l.
The Company assesses the carrying value of long-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying value may not be recoverable from future undiscounted cash flows.  If the carrying amount exceeds the fair value of the intangible asset, an impairment loss is recognized equal to that excess through the statements of earnings (loss).

h)   Asset retirement obligations

The Company recognizes asset retirement obligations with respect to the restoration of leased office premises at the end of the lease term back to their original condition.  The Company estimates fair value by determining the current market cost required to settle the asset retirement obligation, adjusts for inflation through to the expected date of the expenditures and discounts this amount back to the date when the obligation was originally incurred.  As the liability is initially recorded on a discounted basis, it is increased each period until the estimated date of settlement.  The Company reviews asset retirement obligations on a periodic basis and adjusts the liability as necessary to reflect changes in the estimated amount and timing of future cash flows underlying the initial fair value measurement.

i)    Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, future tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for operating losses or tax credits.  Future tax assets and liabilities are measured using substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on future tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of substantive enactment.  A valuation allowance is recognized to the extent the recoverability of future income tax assets is not considered more likely than not.

The Company accounts for uncertainty related to income taxes through the recognition of the effect of uncertain tax positions where it is more likely than not based on the technical merits that the position would be sustained.  The Company recognizes the amount of the tax benefit that has a greater than 50 percent likelihood of being realized upon settlement.  The Company recognizes any change in judgment related to the expected resolution of uncertain tax positions in the year such a change occurs.  Accrued interest and penalties related to unrecognized tax benefits are recorded in income tax expense in the current year.

j)    Share issue costs

Direct costs associated with the issue of capital stock or warrants are deducted from the related proceeds at the time of the issue.

k)   Revenue

The Company provides online and in-store digital media solutions to retailers.  These solutions are primarily provided through the PNI Digital Media Network services (Network Services).  The Company also provides professional services and sells software products to retailers either directly or through license and distribution agreements.  The products sold do not have any general rights of return except under arrangements whereby the Company provides the product to the ultimate customer.

Through Network Services, the Company’s customers obtain access to the PNI Digital Media Platform (Platform) which provides the technology which delivers media transactions between retailers and content providers and their consumers.  The Platform provides a transaction and order routing tier which delivers orders placed either through online sites or kiosks to the production facilities of the Company’s customers for production and delivery to end consumers.  Through the Platform, customers are able to store, edit, archive, distribute and print photographs and other personalized products.  The Company does not produce the content, but may act as an agent for certain retailers for some consumer deliverables. The Network Services provided by the Company may include the software, hosting, storage and archiving facilities, ongoing development up to a specified threshold of hours, initial integration of the software into the customer’s environment, technical support, maintenance services and hardware. Fees for these services are paid through fixed and variable fees. The variable fees are based on different factors and may be based on the number of physical locations connected to the Network, the number of transactions processed through the Platform, the number of images uploaded through the Platform, a percentage of revenue earned by its customers and the amount of storage capacity used in excess of minimums provided in the contract.  The Company accounts for the Network Services as a single unit of accounting.

In some instances, the Company provides services to the ultimate customers who access the PNI Network through a retailer’s website.  These services include taking on the responsibility for the fulfillment of print orders, the provision of certain consumer deliverables and other media.  The Company pays the retailer a commission for the use of their website and other services provided by the retailer.  The Company is responsible for fulfilling the ultimate customers’ orders and fulfills its obligations through the use of third party suppliers who ship the products directly to the customer.  Revenue is recognized when the product is shipped, net of estimated returns, as the Company has transferred the significant risks and rewards of ownership to the customer at that time.  The Company estimates the provision for returns based on historical experience and adjusts to actual returns when determinable.

The Company provides professional services in addition to the initial integration services to make changes to the customer’s website and branded environment and to provide email marketing programs to customers.

Revenue is considered realized or realizable and earned when all of the following criteria are met:

(i)       Persuasive evidence of a sales arrangement exists;
(ii)      Delivery has occurred or services have been rendered;
(iii)     The price is fixed or determinable; and
(iv)     Collectability is reasonably assured.

Cash received from customers prior to the related revenue being recognized is recorded as deferred revenue. In addition to this general policy:

•
Fees earned for software licenses relate to the sale of software either directly to retailers or to distributors for resale to retailers for use in-store, allowing end users to edit and order prints and other photo-related items from digital images.  Revenue from these arrangements that involve multiple elements are reviewed to determine whether a delivered item(s) has value to the customer on a stand-alone basis and whether there is objective and reliable evidence of the fair value of the undelivered item(s).  If these criteria are met, the Company allocates revenue using the relative fair value of each element within the contract that has stand alone value, such as software products, post contract customer support and maintenance.  In instances, where the Company has evidence of the fair value of each element within a multiple deliverable arrangement, revenue is recognized upon the delivery or rendering of service(s) with respect to each element as there is no general right of return.  Revenue for perpetual software licenses is recognized upon delivery, as the license holder is not obligated to pay maintenance for the ongoing use of the license.  Maintenance fees are recognized on a straight line basis over the term of the maintenance service period.  If the fair value of the delivered item is not obtainable, the Company allocates revenue using the residual method in instances where the fair value of the undelivered item is verifiable or in the absence of fair value of the undelivered item, the entire consideration is deferred and recognized when the overall revenue recognition criteria for the revenue contract as a whole is met.  The Company does not currently have any multiple deliverable arrangements which require the use of the residual approach or deferral of the overall consideration.

•
Installation fees are fixed upfront fees related to Network Services which are deferred and recognized on a straight-line basis over the life of the agreement, or where the agreement with the customer is on a month-to-month basis, over the estimated life of the customer relationship period.  The customer relationship period is assessed annually, and has been estimated to be 24 to 36 months.

•	Monthly fixed fees per connected location are recognized monthly and are included in membership fees.
•
Fees for storing and archiving digital images for customers in excess of the minimums provided in the agreement are based upon our customers storage capacity needs, and are recognized as the storage is provided and are included in archive fees.

•	Professional services are recognized when the services are completed and included in professional fees.

The Company offers volume and other rebates and discounts to certain customers which are recognized as a reduction of revenue at the date the related revenue is recognized or the date the offer is made for previously recognized revenue. The amount of rebates is based on estimates of the expected rebates to be paid based on historical and expected trends or on the maximum potential rebates that could be earned by a customer if the Company is unable to reasonably estimate the expected rebate. The Company accounts for cash consideration offered to customers, including annual volume discounts, as a reduction in sales revenue.

All revenues are reported net of sales and value added taxes.

Trade accounts receivable balances are shown net of allowances for doubtful accounts.

l)    Software development costs

Software development costs includes the costs to customize aspects of the Company's PNI Network software for specific customers as well as the cost of generating and maintaining the Company's software used in the PNI Network and software sold to customers.  For costs incurred to generate software used in the PNI Network or sold to customers, the Company classifies costs into a research phase and a development phase.  Costs incurred during the research phase are expensed when incurred as the Company is not able to demonstrate that the software will generate future economic benefits.  Costs incurred during the development phase are recognized as intangible assets only if the Company can demonstrate the technical feasibility of completing the software so it will be available for use or sale; its intention to complete the software and use or sell it; its ability to use or sell the software; how the software will generate probable future economic benefits; the availability of adequate technical, financial and other resources to complete the development and use and sell the software; and its ability to measure reliably the expenditure attributable to the software during development.  If these criteria are not met, the development costs are expensed when incurred for both costs of developing the Company’s software used directly in the PNI Network and the software which is sold to customers or customized for customers. During the period the Company had incurred software development costs of $11,218,227 (2010: $8,162,595; 2009: $7,566,227), these costs principally consist of staff and consulting costs associated with the day to day operations of the Company including customizing aspects of the Company’s PNI Network software for specific customers, generating and maintaining the Company’s software used in the PNI Network and exploring new initiatives.  As at year end the Company determined that $186,426 (2010: $nil; $2009: $nil) of these costs met the capitalization criteria.

m)  Stock-based compensation

The Company’s stock-based awards may take the form of stock options, Performance Share Units (“PSU”), and Restricted Share Units (“RSU”) which are granted to directors and certain employees of the Company as an element of compensation.  The cost of the service received as consideration is measured based on an estimate of fair value at the date of the grant.  The grant-date fair value is recognized as compensation expense over the related service period with a corresponding increase in contributed surplus.  On exercise of stock options, the Company issues common shares from treasury and the consideration received together with the compensation expense previously recorded to contributed surplus is credited to share capital.  On vesting of PSU’s and RSU’s, the Company issues common shares from treasury and the compensation expense previously recorded to contributed surplus is credited to share capital.

The Company uses the Black-Scholes option pricing model to estimate the fair value of each stock option.  The Black-Scholes option pricing model requires the Company to estimate the expected term of the options granted, the volatility of the Company’s common shares and an expected dividend yield.  The Company estimates the expected term of the options granted by considering the Company’s historical experience involving stock option exercise; cancellations, forfeitures and expiries; volatility is estimated with reference to historical volatility data. The Company does not currently anticipate paying any cash dividends in the foreseeable future and therefore has used an expected dividend yield of zero as detailed in note 12(e).  The Black-Scholes model also requires the Company to input a risk-free interest rate and the Company uses the Bank of Canada marketable bond rates.

The fair value of each PSU and RSU awarded is based upon the quoted price of the Company’s stock on the date of grant.  All PSU and RSU awards are equity settled.  As it relates to PSU’s and RSU’s, no value is attributed to awards that the employee forfeits as a result of not achieving the service or performance conditions; hence the number of PSU’s and RSU’s granted is reduced by actual forfeitures.
n)   Leases

Leases entered into are classified as either capital or operating leases.  Leases that transfer substantially all of the benefits and risks of ownership of property to the Company are accounted for as capital leases.  Property acquired under capital leases is recorded as an asset on the balance sheets with a corresponding increase to the capital lease obligation and depreciated over the life of the lease.

Leases in which a significant portion of the risk and rewards of ownership are retained by the lessor are classified as operating leases.  Payments made under operating leases are charged to operations on a straight-line basis over the term of the lease.  The benefits of lease inducements provided to the Company are recognized on a straight-line basis over the term of the lease agreement.

o)  Financial instruments

Classification of financial instruments

The Company has made the following classifications for its financial instruments:

•	Cash and cash equivalents are classified as "Loans and receivables” financial assets and are measured at amortized cost at the end of each period;
•
Accounts receivable are classified as “Loans and receivables” and are recorded at amortized cost using the effective interest rate method. Subsequent measurement of trade receivables is at amortized cost (if significant), less an allowance for doubtful accounts;

•	Accounts payable and accrued liabilities are classified as "Other financial liabilities” and are measured at amortized cost (if significant) using the effective interest rate method;
•
Loan payable, including accrued interest and purchase consideration payable are classified as financial liabilities and are measured at amortized cost (if significant) using the effective interest rate method;

•	Transaction costs incurred to acquire financial instruments are recorded through the statements of earnings (loss)

p)   Net earnings (loss) per share

Basic net earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period.  The treasury stock method is used for calculation of diluted net earnings per share.  Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted net earnings per share assumes that the proceeds to be received on the exercise of dilutive stock options, and warrants and the unrecognized portion of the fair value of stock options, restricted share unit awards and performance share unit awards are applied to repurchase common shares at the average market price for the period.  Stock options and warrants are dilutive when the average market price of the common shares during the period exceeds the exercise price of the options and warrants.

At September 30, 2011, nil warrants (2010 – nil; 2009 - nil) and 1,888,223 options (2010 - 2,775,769; 2009 - 3,286,780), 198,200 restricted share units (2010 – nil; 2009 – nil), and 14,400 performance share units (2010 – nil; 2009 – nil) were outstanding.  The options, RSU’s and PSU’s were included in the calculation of diluted earnings (loss) per share for the year ending September 30, 2011; the options were included in the calculation of diluted earnings per share for the year ending September 30, 2010 but excluded, along with warrants, from the calculation of diluted earnings (loss) per share for the year ending September 30, 2009, as their effects would be anti-dilutive.

q)   Recently issued accounting standards

CICA Handbook Sections 1582, Business Combinations; 1601, Consolidated Financial Statements and 1602, Non-Controlling Interests

In January 2008, the Canadian Institute of Chartered Accountants (“CICA”) issued Handbook Sections 1582, Business Combinations; 1601, Consolidated Financial Statements and 1602, Non-Controlling Interests.  These sections replace the former CICA Handbook Section 1581, Business Combinations and CICA 1600, Consolidated Financial Statements and establish a new section for accounting for a non-controlling interest in a subsidiary.  These sections also provide the Canadian equivalent to International Financial Reporting Standards (“IFRS”) 3, Business Combinations and International Accounting Standards (“IAS”) 27, Consolidated and Separate Financial Statements.

CICA 1582 is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2011.  CICA 1601 and CICA 1602 apply to interim and annual consolidated financial statements relating to years beginning on or after January 1, 2011.

Management does not anticipate the adoption of this standard will have any impact on the Company’s consolidated financial statements because the Company will be adopting International Financial Reporting Standards (IFRS) effective October 1, 2011.

EIC 175, Revenue Arrangements with Multiple Developments

In December 2009, the CICA issued Emerging Issue Committee Abstract (“EIC”) 175, Revenue Arrangement with Multiple Deliverables an amendment to EIC 142, Revenue Arrangements with Multiple Deliverables. EIC 175 provides guidance on certain aspects of the accounting for arrangements under which the Company will perform multiple revenue-generating activities. Under the new guidance, when vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. EIC 175 also includes new disclosure requirements on how the application of the relative selling price method affects the timing and amount of revenue recognition. EIC 175 is effective prospectively, with retrospective adoption permitted, for revenue arrangements entered into or materially modified in fiscal years beginning on or after January 1, 2011.

Management does not anticipate the adoption of this standard will have any impact on the Company’s consolidated financial statements because the Company will be adopting International Financial Reporting Standards (IFRS) effective October 1, 2011.

Acquisitions	12 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
3.	Acquisitions

WorksMedia Limited

After close of business on March 10, 2009, the Company completed its acquisition of WorksMedia Limited (“WorksMedia”), a private company incorporated in England and Wales and a provider of photo kiosk and desktop photography software.

The acquisition of WorksMedia provided the Company with additional software technology and key personnel in addition to an established customer base across a wide geographic area.

In consideration for the shares of WorksMedia, the Company paid the vendors the Sterling equivalent of $2.1 million based upon the exchange rate published by the Bank of England on February 25, 2009, in 13 equal monthly installments (the “Cash Payment”(s)), with the first installment having been paid on closing and issue 750,000 common shares of the Company.  All of these common shares issued as part of the acquisition have been placed in escrow and will be released in three (3) equal installments of 250,000 common shares on March 10, 2010, 2011 and 2012 pursuant to an escrow agreement among the Company, the vendors and the Company’s counsel (the “Escrow Agreement”).  The shares will be released to the previous shareholders’ of WorksMedia in direct proportion to their shareholding in that company immediately prior to the acquisition taking place. However, as part of the share purchase agreement entered into between the Company and the vendors, in order to receive their portion of the share consideration, three of the vendors (the “Principal Vendors”), who collectively controlled 71.40% of WorksMedia prior to acquisition, will be required to remain in the employment of the Company post-acquisition.  Should any of these vendors choose to terminate their employment with the Company prior to the release of the shares from escrow, they will immediately forfeit their right to their proportion of the shares and those shares will then be returned to the Company and cancelled.

Of the 750,000 common shares issued as part of the acquisition, 214,500 (28.6%) have been included as part of the purchase consideration while the remaining 535,500 (71.4%) which will only be released from escrow upon the continued employment of the Principal Vendors will be treated as compensation expense of those vendors and will be expensed to the statements of earnings (loss) over the three year period ending March 10, 2012 at an approximate amount of $72,000 per quarter. During the year ended September 30, 2011, $299,102 (2010: $290,952; 2009: $169,722) was recorded as compensation expense.

The 214,500 common shares issued were assigned a fair value of $1.40 per share using the average closing price of the Company’s common shares over a five day period both before and after February 25, 2009, the announcement date of the acquisition, and after taking into consideration the Escrow Agreement in place that restricts the issuance over a three year period and the liquidity risks associated with the number of shares issued.

The 535,500 common shares issued which will be released from escrow subject to the continuing employment of the Principal Vendors have been valued using the market value at the date of the grant of $1.63.

Share issuance costs of $7,813 have been recorded against the issuance of the 750,000 common shares.

If the Company fails to make a Cash Payment, the vendors will have the right to the return of the WorksMedia business, and will retain all Cash Payments made and PNI Digital Media shares issued to the vendors in connection with the acquisition.  The Cash Payments are secured by a debenture over all of the assets of WorksMedia in favour of the vendors.  As additional security for the balance of the cash portion of the consideration, all of the shares of WorksMedia have been placed in escrow with the vendors’ solicitor pursuant to a business escrow agreement among the Company, the vendors and the vendor’s solicitor (the “Business Escrow Agreement”).  The shares of WorksMedia will remain in escrow with the vendor’s Solicitor until all of the Cash Payments have been made, at which point the WorksMedia shares will be released from escrow to the Company.  The vendors will be entitled to retain all Cash Payments made and shares issued to them before the WorksMedia shares are released to them under the Business Escrow Agreement.

In addition, as further consideration for the acquisition, the share purchase agreement provides for the issuance of up to an additional 900,000 common shares of the Company to the vendors over a period of three years from closing (the “Contingent Consideration”).  The amount of Contingent Consideration to be issued is based on specific pre-determined annual performance targets.  Any contingent consideration earned by the Principal Vendors in accordance with this share purchase agreement is subject to their continued employment with the Company post acquisition. No common shares were issued upon the passing of the first and second anniversary of the acquisition of WorksMedia as the pre-determined annual performance target was not met.

Transaction costs of $221,443 were directly incurred with respect to the acquisition and have been included as part of the purchase price.

The purchase price allocation summarizing the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition is as follows:

Purchase consideration
Paid in cash	161,538
Loan payable	1,848,552
		$2,010,090
Purchase consideration – shares issued		299,877
Transaction costs		221,443
		2,531,410

Assets acquired and liabilities assumed
Cash and cash equivalents		208,597
Other current assets		451,093
Property and equipment		44,048
Intangible assets – Customer contracts		1,734,000
Intangible assets – acquired software		841,000
Goodwill		638,225
Current liabilities		(651,589)
Future income tax liability		(733,964)

		$2,531,410

Subsequent to the acquisition, the future income tax liability was offset against the future income tax asset arising from the utilization of losses in Pixology (notes 7 and 8).

Intangible assets acquired are being amortized over a three year period, commencing March 2009.

None of the goodwill arising on the acquisition of WorksMedia is deductible for tax purposes.

Restructuring	12 Months Ended
Sep. 30, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
4.	Restructuring

In February 2009, following the announcement of it’s acquisition of WorksMedia, the Company announced its intention to undergo a restructuring of its United Kingdom operations and to relocate its Pixology operations from Guildford to the WorksMedia offices in Southampton.  In conjunction with this restructuring an immediate reduction in UK based headcount of approximately 30% was made.  All remaining UK based employees were offered positions in the Company’s Southampton office and operations wererelocated from the Guildford office to that location.

A number of costs were incurred relating to the restructuring as follows:

The redundancy, unrecoverable lease costsand other associated costs were recorded as operating costs in the Consolidated Statement of Earnings (loss) during the year ended September 30, 2009 as follows:

2009

Network delivery	$12,979
Software development	39,951
General and administration	205,276

$258,206

A reconciliation of the opening and closing liability balances relating to the above costs during each of the years in the three year period ended September 30, 2011 is as follows:

	2011	2010	2009

Opening liability	$-	$176,056	$-
Charged to expenses re. unrecoverable lease costs	-	-	185,848
Accretion expense included in general and administration expenses	-	1,352	-
Settlement of liability	-	(180,336)	-
Loss on settlement of lease obligation included in general and administration expenses	-	8,200	-
Impact of foreign currency translation	-	(5,272)	(9,792)

Closing liability	$-	$-	$176,056

During March 2010, the Company entered into a deed of surrender (the “deed) with the landlord of its Guildford property.  Under the terms of this deed the Company made a one-off payment of £57,477 ($96,418) and in return was released from all obligations under the lease that had previously been entered into.

The final settlement of the liability relating to the office move resulted in $8,200 of costs in excess of the original liability being incurred.  These costs were recorded in general and administration expenses during the year ended September 30, 2010.

Accounts receivable	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts receivable

	As at September 30, 2011	As at September 30, 2010

Trade accounts receivable	$4,540,075	$5,425,805
Allowance for doubtful accounts	(145,000)	(176,531)
	4,395,075	5,249,274

Commodity taxes recoverable	135,655	53,591
Other	5,182	-
Total	$4,535,912	$5,302,865

Reconciliation of changes in allowance for doubtful accounts:

	2011	2010

Balance, beginning of year	$176,531	$154,945
Increase in allowance for doubtful accounts	33,102	33,781
Write-off of bad debts	(63,710)	(9,945)
Impact of foreign currency translation	(923)	(2,250)
Balance, end of year	$145,000	$176,531

Property and equipment	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property and equipment

2011	Cost	Accumulated amortization	Net book value

Computer equipment	$15,878,073	$(10,903,337)	$4,974,736
Furniture and office equipment	401,750	(278,779)	122,971
Leasehold improvements	181,718	(139,275)	42,443
	$16,461,541	$(11,321,391)	$5,140,150

2010	Cost	Accumulated amortization	Net book value

Computer equipment	$14,844,050	$(9,763,684)	$5,080,366
Furniture and office equipment	416,077	(279,531)	136,546
Leasehold improvements	144,986	(131,069)	13,917
	$15,405,113	$(10,174,284)	$5,230,829

Included within Computer equipment are assets with a net book value of $nil(2010 - $195,864) which were acquired using a capital lease.

For the year ended September 30, 2011, amortization of property and equipment was $2,036,953 (2010- $2,368,539; 2009- $2,770,357), of which $195,864(2010 - $403,945; 2009 - $416,156) related to assets held under capital leases.

Intangible assets	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7.	Intangible assets

2011	Acquired software	Customer relationships	Internal use Software	Total

Balance, September 30, 2010	$364,248	$751,546	$-	$1,115,794
Acquired			446,126	446,126
Amortization	(250,422)	(516,698)	(91,234)	(858,354)
Impact of foreign currency translation	(7,550)	(15,579)	-	(23,129)
Balance, September 30, 2011	$106,276	$219,269	$354,892	$680,437

At September 30, 2011 there was $354,892 (2010: $nil) of internal use software that was not available for use and therefore no amortization expense was recorded.

2010	Acquired software	Customer relationships	Internal use Software	Total

Balance, September 30, 2009	$1,219,809	$2,672,402	$-	$3,892,211
Recognition of future income tax asset to offset current year income taxes payable	(89,266)	-	-	(89,266)
Amortization	(702,152)	(1,848,300)	-	(2,550,452)
Impact of foreign currency translation	(64,143)	(72,556)	-	(136,699)
Balance, September 30, 2010	$364,248	$751,546	$-	$1,115,794

During 2010, an adjustment was made to the carrying value of intangible assets totalling $89,266, representing the application of Pixology loss carry-forwards to eliminate the future income tax liability arising upon the current year income tax expense of Pixology.

The acquired software and the customer relationship are being amortized on a straight-line basis over a three year period.  Internal use software is being amortized using a rate ranging between 33-1/3% - 100% straight-line.

Expected amortization in future years is as follows:

	Acquired software	Customer relationships	Internal use Software	Total

2012	$106,276	$219,269	$230,608	$556,153
2013	-	-	62,142	62,142
2014	-	-	62,142	62,142

Total	$106,276	$219,269	$354,892	$680,437

Goodwill	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
8.	Goodwill

2011	Amount

Balance, September 30, 2010	$658,904
Recognition of future income tax asset	(77,382)
Impact of foreign currency translation	(4,682)
Balance, September 30, 2011	$576,840

During 2011, an adjustment was made to the carrying value of goodwill totalling $77,382.  The adjustment represented the application of the future tax asset arising from the amount of PNI Digital Media Europe Ltd. loss carry-forwards the Company considers more likely than not to be utilized.  For further details refer to 25(h).

2010	Amount

Balance, September 30, 2009	$1,664,759
Recognition of future income tax asset to offset current year income taxes payable	(274,462)
Recognition of future income tax asset	(674,690)
Impact of foreign currency translation	(56,703)
Balance, September 30, 2010	$658,904

During 2010, two adjustments were made to the carrying value of goodwill totalling $949,152.  The first adjustment of $274,462 represents the application of PNI Digital Media Europe Ltd. loss carry-forwards to eliminate the current year income taxes payable of the entity.   The second adjustment of $674,690 represents the application of the future tax asset arising from the amount of PNI Digital Media Europe Ltd. loss carry-forwards the Company considers more likely than not to be utilized.

Accounts payable and accrued liabilities	12 Months Ended
Sep. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	Accounts payable and accrued liabilities

	As at September 30, 2011	As at September 30, 2010

Trade payables	$949,162	$1,012,246
Amounts due to customers	1,149,553	3,190,355
Trade accruals	337,353	314,022
Accrued payroll and other taxes	320,034	417,240
Due to employees and consultants	528,209	538,015
Total	$3,284,311	$5,471,878

Asset retirement obligation	12 Months Ended
Sep. 30, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
10.       Asset retirement obligation

The following table summarizes the changes in the balance of asset retirement obligation during each of the years in the three year period ended September 30, 2011:

	2011	2010	2009

Opening liability	$-	$41,503	$22,009
Accretion expense included in general and administration expenses	-	-	1,913
Additional provision for remediation costs	-	-	19,520
Payments made for remediation work	-	(45,071)	-
Loss on settlement of asset retirement obligation	-	4,810	-
Impact of foreign currency translation	-	(1,242)	(1,939)

Closing liability	$-	$-	$41,503

During the year ended September 30, 2008, the Company entered into a lease agreement for new premises.  The lease agreement entered into, which had a term of five years, required the Company to restore the leased premises to their original condition at the end of the lease term.  At September 30, 2009, the Company had vacated these premises. During March 2010, the Company completed all required work under the terms of its lease prior to entering into a deed of surrender with the landlord of the property.   Total remediation costs of $45,071 were incurred during the year ended September 30, 2010.

Income taxes	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income taxes

a)  Income tax expense (recovery)

The Company is subject to income taxes in Canada and the United Kingdom.  The income tax expense (recovery) differs from the amount obtained by applying the applicable statutory income tax rate to loss before income taxes as follows:

	2011	2010	2009
Canadian statutory income tax rate	27.00%	28.88%	30.25%

Income tax (recovery) expense based on statutory income tax rate	$(3,725)	$589,767	$(489,646)
Difference in foreign tax rates	-	(1,223)	27,097
Expiration of tax losses	-	-	-
Non-deductible expenses	192,926	291,268	592,330
Impact of change in tax rates on future tax assets	415,662	(17,035)	524,885
Adjustments in respect of prior year returns	(63,394)	(652,728)	577,399
Capital gain on expiration of unexercised stock purchase warrants	-	-	750,476
Allocation of acquisition future tax liability to future tax expense	-	-	151,000
Allocation of acquisition future tax liability to intangibles	-	-	(126,669)
Allocation of future tax asset to intangibles	-	89,266	-
Allocation of future tax asset to goodwill	-	274,462	-
Other	-	6,856	(2,188)
Change in valuation allowance	(1,656,418)	(5,390,497)	(1,853,684)
Income tax (recover) expense	$(1,114,949)	$(4,809,864)	$151,000

The Company’s (loss) earnings before tax includes $(1,486,491) (2010 – $1,903,781; 2009 – $(414,362)) from domestic operations and $1,472,718 (2010 – $138,349; 2009 – $(1,204,304)) from foreign operations.

b)  Future income tax assets and liabilities

The tax effect of temporary differences that give rise to significant portions of future income tax assets (liabilities) is as follows:

Future income tax assets

	2011	2010	2009

Net operating loss carry-forwards	$6,141,715	$6,944,472	$8,344,444
Property and equipment	2,830,398	2,725,577	2,174,502
Share issue costs	787	107,611	243,506
Other	36,662	71,190	344,369
	9,009,562	9,848,850	11,106,821
Future income tax liabilities

Intangible assets	(87,895)	(335,819)	(1,090,165)
Related party interest accrued	(103,687)	(105,216)	(106,964)
Net future tax asset	8,817,980	9,407,815	9,909,692
Valuation allowance	(1,752,123)	(3,546,311)	(9,909,692)
Future income tax assets, net	$7,065,857	$5,861,504	$-

As at September 30, 2011, the Company had $9,754,550 (2010 - $8,812,504) of net operating loss carry-forwards in Canada available to reduce taxable income in future years.  These income tax losses expire as follows:

2014	$60,497
2015	1,708,154
2026	2,248,406
2027	3,121,223
2028	2,616,270

$9,754,550

The Company has $14,796,141 (£9,166,238) of future losses for tax purposes in the United Kingdom that do not have an expiry date and which are available to reduce taxable trading income in future periods.

The Company’s valuation allowance of $1,752,123 (2010:  $3,546,311) relates to the portion of net future tax assets of it’s UK subsidiaries, PNI Digital Media Ltd. and PNI Digital Media Europe Ltd., that do not meet the more likely than not threshold.

Share capital	12 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
12.	Share capital

a)     Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

As at September 30, 2011, the Company had 34,189,458 common shares issued (2010 – 34,210,782) and 34,010,958 outstanding (2010 – 33,853,782).  There are no preferred shares issued or outstanding at September 30, 2011, 2010 or 2009.

b)     Private placements

Year ended September 30, 2007

During the year ended September 30, 2007, the Company issued 4,430,588 units pursuant to a brokered private placement for net proceeds of $16,025,308 and issued 426,559 warrants to agents in consideration for services received.  Each unit consisted of one common share and one common share purchase warrant.  Each common share purchase warrant entitles the holder to purchase one additional common share of the Company at a price of US$4.00 per share before expiry on March 30, 2009.  The net proceeds of $16,025,308 were allocated $11,063,482 to common shares issued and $4,961,826 to the common share purchase warrants (note 12 (c)) on a relative fair value basis.  The value allocated to the common share purchase warrants was determined using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of $nil; expected volatility of 72%; risk-free interest rate of 3.95%; and expected life of two years.  Effective March 30, 2009 all of these warrants expired, unexercised.

c)     Warrants

The following table summarizes activity related to the Company’s issued share purchase warrants during the years ended September 30, 2010, 2009 and 2008:

	Number of warrants	Average exercise price
Balance, September 30, 2008	4,857,147	$4.00

Expiry of warrants, unexercised (March 30, 2009)	(4,857,147)	4.00
Balance, September 30, 2009, 2010 and 2011	-	$-

d)     Options

The Company provides stock options to directors and certain employees of the Company pursuant to a stock option plan (the “Plan”).  The Plan authorizes a maximum of 10% (3,401,096) of the Company’s issued and outstanding common shares to be reserved for issuance.  The term of the options granted under the plan is five years and options are subject to various vesting requirements. Under the terms of the Plan one-eighteenth of the options granted vest each month with the first eighteenth vesting on the date of grant.

The following table summarizes activity under the Company’s stock option plan for the years ended September 30, 2011, 2010 and 2009:

	Number of options	Average exercise price
Balance, September 30, 2008 (1,967,882 options exercisable)	2,883,869	$2.60
Granted	690,000	1.62
Exercised	(28,750)	1.50
Forfeited	(258,339)	2.66
Balance, September 30, 2009 (2,815,484 options exercisable)	3,286,780	$2.37
Granted	-	-
Exercised	(37,600)	1.49
Expired	(274,500)	1.50
Forfeited	(198,911)	2.27
Balance, September 30, 2010 (2,770,201 options exercisable)	2,775,769	$2.48
Granted	500,000	1.55
Exercised	(291,776)	1.25
Expired	(10,000)	1.25
Forfeited	(205,770)	2.45
Cancelled	(880,000)	3.35
Balance, September 30, 2011	1,888,223	$2.02

In October 2010, the Company cancelled 880,000 options; the cancellation was considered a modification for accounting purposes, with the incremental costs being recognized over the term of the new awards.   The terms of the new awards are described below.

The following table summarizes information about stock options outstanding and exercisable at September 30, 2011:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$1.48	415,000	2.36	$1.48	415,000	$1.48
$1.50	25,000	2.85	$1.50	25,000	$1.50
$1.55	451,500	4.01	$1.55	275,924	$1.55
$2.00	150,000	2.44	$2.00	150,000	$2.00
$2.32	649,723	0.20	$2.32	649,723	$2.32
$3.35	197,000	1.45	$3.35	197,000	$3.35
$1.37 - $3.35	1,888,223	1.93	$2.02	1,712,647	$2.07

The total intrinsic value of options exercised during the year ended September 30, 2011 was $63,155 (2010 - $8,267; 2009 - $20,987).  The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
As at September 30, 2009
Options outstanding	3,286,780	$2.37	2.97	$488,521
Options vested and expected to vest	3,286,780	$2.37	2.97	$488,521
Options exercisable	2,815,484	$2.48	2.72	$488,521
As at September 30, 2010
Options outstanding	2,775,769	$2.48	2.14	$167,139
Options vested and expected to vest	2,775,769	$2.48	2.14	$167,139
Options exercisable	2,770,201	$2.48	2.14	$167,139
As at September 30, 2011
Options outstanding	1,888,223	$2.02	1.93	$-
Options vested and expected to vest	1,888,223	$2.02	1.93	$-
Options exercisable	1,712,647	$2.07	1.72	$-

The fair value of each stock option is estimated on the date of grant using the Black-Scholes option pricing model.  The following table provides the weighted average grant-date fair value and the weighted average assumptions used in applying the Black-Scholes option pricing model for the years ended September 30, 2011, 2010 and 2009:

	2011	2010	2009
Expected volatility	60%	-	74%
Risk-free interest rate	1.79%	-	1.91%
Expected life (years)	4.5	-	4.0
Expected dividend yield	0%	-	0%

Weighted average grant-date fair value ($ per share)	$0.77	$-	$0.83

The total fair value of stock options granted during the year ended September 30, 2011 was $383,050 (2010 - $nil; 2009 - $602,763).

During the year ended September 30, 2011, the Company recognized compensation expense of $253,649 (2010 - $399,068; 2009 - $1,846,293) for stock options issued to employees.  The total income tax benefit recognized in the statement of earnings (loss) for stock-based compensation is $nil for all periods presented.

e)     Performance Share Unit Awards

A Performance Share Unit (“PSU”) is a right granted to an executive level employee to receive one common share of the Company.  The PSU’s will be earned only if performance goals over the performance periods established by or under the direction of the Compensation Committee are met.  PSU’s vest over three years in equal annual instalments on each anniversary of the date of grant and will be delivered in common stock at the end of each vesting period, based on the recipient’s actual performance compared to the target performance and may equal from zero percent (0%) to one hundred percent (100%) of the target award.  The fair value of each PSU awarded is based upon the quoted price of the Company’s stock on the date of grant.  The Company recognizes compensation based upon its best estimate of the outcome of the performance conditions.  Each reporting period, the Company adjusts its estimates to take account of actual forfeitures.  The expense is amortized on a straight-line basis over the vesting period.

During the year ended September 30, 2011, the Company granted 100,000 target PSU’s at a fair value of $1.55 per share.  During the year, 26,000 of the target awards were forfeited and of the remaining 74,000 target PSU’s, 14,400 were earned.  The Company recognized compensation expense of $7,440 during the year ended September 30, 2011 (year ended September 30, 2010 and 2009: $nil) which represents one third of the fair value of the 14,400 earned PSU’s.

f)     Restricted Share Unit Awards

A Restricted Share Unit (“RSU”) is a right granted to a non-executive director or key employee to receive one common share of the Company on a time vested basis.  The fair value of the restricted share awards is determined based upon the number of shares granted and the quoted price of the Company’s stock on the date of grant.  Restricted shares vest over three years in equal annual instalments on each anniversary of the date of grant and will be delivered in common stock at the end of each vesting period.  The Company recognizes the expense on a straight-line basis over the vesting period.

RSU transactions and the number of RSU’s outstanding are summarized as follows:

Number of RSU’s
Balance, September 30, 2010	-
Granted	206,600
Forfeited	(8,400)
Vested	-

Balance. September 30, 2011	198,200

During the year ended September 30, 2011, 206,600 RSU’s were awarded at a fair value of $1.55 per share; consisting of 146,600 awarded to key employees and 60,000 awarded to non-executive directors of the Company.  The Company recognized compensation expense of $102,401 during the year ended September 30, 2011 (year ended September 30, 2010 and 2009: $nil).

g) Shares held in escrow

In connection with the acquisition of WorksMedia Limited (note 3), 750,000 common shares of the Company were issued.  214,500 of these common shares have been included as part of the purchase consideration, while the remaining 535,500 common shares will only be released from escrow upon the continued employment of the Principal Vendors over a three year period.

On March 10, 2010 and 2011, the Company released a total of 500,000 common shares consisting of 143,000 common shares included as part of the purchase consideration while the remaining 357,000 common shares released related to the continued employment of the Principle Vendors.  As at September 30, 2011, 178,500 common shares remain in escrow and have been excluded from the number of common shares shown as outstanding and will only be recognized as they are released from escrow.

h) Normal course issuer bid

On April 15, 2010, the Company received approval from the TSX Venture Exchange (“TSX-V”) for a Normal Course Issuer Bid (the “Bid”) that enables the Company to purchase and cancel up to 340,000, or approximately 1%, of its outstanding common shares between May 1, 2010 and April 30, 2011.  During the three month period ended December 31, 2010 the Company received approval from the TSX-V to revise the authorized purchase amount from 340,000 shares to approximately 1.7 million shares, or 5% of the outstanding common shares of the Company.  On May 27, 2011, the Company received approval from the TSX-V to extend the Bid authorizing the purchase of approximately 1.7 million shares, or 5% of the outstanding common shares between May 27, 2011 and May 26, 2012.

As at September 30, 2010, the Company held 30,000 shares that had been purchased for cancellation.  During the year ended September 30, 2011, the Company purchased a further 283,100 shares under the Bid for a total purchase price of $404,594. As at September 30, 2011, all 313,100 of these shares have been cancelled.

On cancellation of these 313,100 shares, $165,726 representing the difference between the purchase price and the average book value of the common shares was recorded as an adjustment to contributed surplus.

Since inception of the Bid, the Company has purchased 383,100 shares for a purchase price of $555,197.

i) Earnings per share

The following is a reconciliation of the numerator and the denominators used for the computation of basic and diluted earnings per share amounts:

	September 30, 2011	September 30, 2010	September 30, 2009

Net earnings (loss) for the year (numerator)	$1,101,176	$6,851,994	$(1,769,666)

Weighted average number of shares outstanding (denominator)

Basic	33,927,659	33,804,338	33,610,843

Effect of dilutive securities:

Stock options	11,045	104,014	-
RSU’s	9,424	-	-
PSU’s	685	-	-

Total	33,948,813	33,908,352	33,610,843

Revenue	12 Months Ended
Sep. 30, 2011
Revenue [Abstract]
Revenue Disclosure [Text Block]
13.	Revenue

Description	2011	2010	2009

Transaction fees	$18,050,068	$19,332,006	$18,153,082
Software licences and installation fees	2,572,673	3,074,895	3,927,506
Membership fees	1,650,669	1,678,875	1,353,688
Archive fees	1,336,518	1,116,735	634,175
Professional fees	76,423	154,059	378,118
Total	$23,686,351	$25,356,570	$24,446,569

Product revenue is presented in note 25(a).

Segment information	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
14.	Segment information

The Company has two operating segments that have similar economic characteristics which are aggregated into a single reportable segment based on the manner in which the Company has organized its operations and provision of financial information to senior management.

The Company’s sales by geographical area are as follows:

Description	2011	2010	2009

Canada	$4,767,164	$5,066,465	$4,335,350
United States	14,359,639	14,727,823	13,051,874
United Kingdom	4,319,187	5,202,034	6,632,330
Other	240,361	360,248	427,015

Total	$23,686,351	$25,356,570	$24,446,569

Revenue is attributable to the geographic location of the Company’s customer.  As at September 30, 2011 and September 30, 2010, the Company’s assets by geographical location are as follows:

	Canada	United Kingdom	Total
September 30, 2011
Property and equipment	$5,137,362	$2,788	$5,140,150
Goodwill and intangible assets	$354,892	$902,385	$1,257,277

September 30, 2010
Property and equipment	$5,216,602	$14,227	$5,230,829
Goodwill and intangible assets	$77,382	$1,697,316	$1,774,698

Major customergroups representing 10% or more of the Company’s sales for the year are as follows:

Description	2011	2010	2009

Customer A	$5,877,636	$6,350,030	$5,855,497
Customer B	$3,286,226	$3,322,722	$2,737,662
Customer C	$2,330,245	$2,489,571	$2,894,856
Customer D	$9,562,959	$9,863,654	$9,134,532

Capital lease obligations	12 Months Ended
Sep. 30, 2011
Capital Lease Obligations [Abstract]
Capital Leases Disclosure [Text Block]
15.	Capital lease obligations

During the year ended September 30, 2008, the Company entered into a capital lease to acquire certain items of computer equipment.  The amount outstanding under this capital lease at the year end is as follows:

	2011	2010

Computer equipment under capital lease, bearing interest at 20.51% per annum	$-	$107,964

Loan payable	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
16.	Loan payable

At September 30, 2009, the Company had a short-term credit facility of £1,000,000 ($1,729,300) from a Director of the Company. During the year-ended September 30, 2008, the Company had drawn down £500,000 against this facility.  At September 30, 2009 this amount was outstanding in full. The loan, which was denominated in Sterling, bore interest at a rate equal to the Bank of England base rate, plus 3.75% and fell due for repayment no later than May 31, 2010.The effective interest rate of the loan was 5.4% for the year ended September 30, 2009.  In October, 2009 the Company repaid the principal and all accrued interest of this loan, totalling $937,548.  During the year ended September 30, 2010, interest expense of $940 (2009 - $46,076) was recorded relating to this loan.

Commitments and contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and contingencies

The Company has entered into agreements to lease premises and services for periods to 2016.  The annual rent for premises includes minimum rent plus realty taxes and operating expenses.  Minimum payments for each of the remaining five years are as follows:

	Property leases	Other service agreements	Total
2012	278,329	1,581,727	1,860,056
2013	278,329	1,666,871	1,945,200
2014	231,941	1,756,572	1,988,513
2015	-	1,756,572	1,756,572
2016	-	256,672	256,672
	$788,599	$7,018,414	$7,807,013

During the year ended September 30, 2011, the Company incurred operating lease expenses of $1,996,205 (2010 - $1,743,887; 2009 - $2,125,576).

At September 30, 2011, the Company was committed to purchasing items of equipment and software with a cost of $63,755 (2010 - $34,802; 2009 - $135,429).

During the year ended September30, 2010, the Company received notice from a former customer that a possible patent infringement had been brought to their attention regarding software which in previous years had been sold by one of the Company’s subsidiaries and which is unrelated to the PNI Platform and to the Company’s kiosk software.  During the year ended September 30, 2011, the Company received notice from its former customer that a settlement had been reached between it and the entity that had been making the claims of patent infringement.  As a result, the Company’s former customer requested that the Company pay a portion of the settlement amount under an indemnification clause included in the contract that was in place during the previous relationship.  After considering all of the available facts, including the expected legal costs of disputing the matter, the Company agreed to pay a contribution of the settlement charge, up to a maximum amount of US$100,000.  The Company has now concluded negotiations over the final allocation of the settlement charge with the former customer and made a contribution of US$80,000 during the year ended September 30, 2011 in full and final settlement.  Upon payment of this amount, the Company has been released from any future claims relating to this matter by the customer.

Bank Facility	12 Months Ended
Sep. 30, 2011
Bank Facility [Abstract]
Bank Facility Disclosure [Text Block]
18.	Bank Facility

In March 2010, the Company entered into a Credit Agreement with its bank (the “Bank”) which provides the Company with two separate credit facilities, being a $1,500,000 revolving demand facility (“Revolving Demand Facility) and a $750,000 reducing facility by way of Leases (“Lease Facility”).  The two credit facilities and all other obligations of the Company to the Bank are secured by way of a General Security Agreement between the Bank and the Company, constituting a first ranking security interest in all personal property of the Company.

The Revolving Demand Facility bears interest at a rate of Bank prime + 1.50% and contains a financial covenant requiring us not to exceed a borrowing limit of 67% of good Canadian and US Accounts receivable less potential prior-ranking claims which include items such as sales and excise taxes, payroll liabilities, and overdue rent, property and business taxes.  The Company has not drawn any amount with respect to the Revolving Demand Facility.

The Lease Facility will be subject to separate agreements between the Bank and the Company, and as at September 30, 2011 no amount has been drawn on this facility.

Supplementary cash flow information	12 Months Ended
Sep. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
19.	Supplementary cash flow information

Net change in non-cash working capital items

	2011	2010	2009

Accounts receivable	$704,723	$(610,216)	$(561,518)
Prepaid expenses and other current assets	(13,625)	(237,222)	116,265
Accounts payable and accrued liabilities	(2,138,156)	(2,037,906)	163,927
Changes in deferred expenses	-	-	52,883
Changes in deferred revenue	(398,349)	107,069	(486,989)

	$(1,845,407)	$(2,778,275)	$(715,432)

Supplementary information

	2011	2010	2009

Interest paid	$5,599	$77,689	$152,697
Interest received	$-	$642	$7,241
Taxes paid	$-	$-	$-

Non-cash activities consist of:

Increase in accounts payable related to acquisition of equipment	$-	$23,883	$-
Increase in accounts payable related to acquisition of internal use software intangible asset	$30,114	$-	$-

Expiry of unexercised warrants	$-	$-	$4,961,826
Non-cash portion of common shares issued on exercise of options	$134,217	$14,811	$67,920

Financial instruments	12 Months Ended
Sep. 30, 2011
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
20.	Financial instruments

The Company is exposed to a number of risks related to changes in foreign currency exchange rates, interest rates, collection of accounts receivable, settlement of liabilities and management of cash and cash equivalents.

The carrying value of cash and cash equivalents, accounts payable and accrued liabilities, approximates the fair value due to the immediate or short-term maturity of these financial instruments. The carrying value of accounts receivable approximates the fair value due to their short-term nature and historical collectability.  These values represent the estimated amount the Company would receive or pay to terminate agreements taking into consideration current interest rates and the creditworthiness of the counterparties.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivery of cash or other financial assets.  The Company's approach to managing liquidity risk is to ensure it has sufficient cash available to manage the payment of its financial liabilities.   As described in note 18, the Company has a $1,500,000 revolving demand facility and a $750,000 reducing facility by way of leases in place to help manage its liquidity position and therefore its liquidity is dependent on the availability of these facilities as well as its overall volume of business activity and ability to manage the collection and payment of its accounts receivable and accounts payable through cash flow management techniques.

The following table discloses the maturities of the Company’s financial liabilities as at September 30, 2011:

	Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years
Accounts payable and accrued liabilities	3,284,311	3,284,311	-	-
Other short-term debt obligations	-	-	-	-

	3,284,311	3,284,311	-	-

During the year ended September 30, 2011, the Company generated positive cash flow from operations of $1,921,057.  During the same period the Company’s working capital has improved by $201,127 from $5,248,893 to $5,450,020. The Company's liquidity position may, however, fluctuate during the year due to a number of factors which could include unanticipated changes to its volume of business, credit losses and the extent of capital expenditure in the year.  The Company's liquidity position may also be adversely impacted by the seasonal nature of its business with the Company's busiest period of activity typically during the first quarter of the fiscal year.  As the Company has a concentration of business with select key customers, its liquidity position would be adversely impacted if one of its key customer relationships was discontinued.

The Company primarily monitors its liquidity position through forecasting expected cash flows based on the timing of expected receipts and payments.  Management monitors its cash balances and projections on a weekly and monthly basis.   The starting point for its analysis is based upon the contractual maturity date of its liabilities and its expected collection period for its receivables.  The Company has a positive working capital position of $5,450,020 at September 30, 2011 and it manages the payment of its financial liabilities based on available cash and matching the settlement of its financial liabilities to realized financial assets.  The Company also monitors its debtor collection as described in the credit risk note above.  As the Company's revenues are primarily collectible within 30 days of invoicing, which is performed weekly for some customers and monthly for others, the Company aims to be able to collect its accounts receivable more promptly than it settles its third party accounts payable.  However, as certain of the Company's operating expenses such as its payroll obligations are contractually due at least monthly, the Company’s working capital position could periodically alter depending on the timing of the maturity of its accounts receivable and accounts payable and accrued liabilities.

In prior years the Company purchased a number of items of property and equipment using a finance lease.  At September 30, 2010, the Company had an outstanding obligation under this lease of $107,964, all of which has been settled during the year ended September 30, 2011.

The Company’s activities are being funded out of its operating cash flow and cash reserves and to date, the Company has not utilized its credit facilities.  As a result of generating positive results during the year ended September 30, 2011 the Company has not encountered any difficulties operating in this manner; however, if positive results are not continued in future periods there is a risk that the Company would be required to use its credit facilities.

Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable.   The Company aims to protect its cash and cash equivalents from undue risk by holding them with various high credit quality financial institutions located in Canada and the United Kingdom which generally have an investment grade rating of a minimum of A- and does not invest any significant deposits in any financial institutions with a rating below that investment grade. In circumstances in which a bank in which the Company holds a deposit has any significant decline in its credit rating, the Company carefully monitors the extent of any credit risk net of government deposit guarantees and, where appropriate, would take remedial action to minimise the risk of any potential credit loss. Of the amounts held with financial institutions on deposit, $180,710 is covered by either the Financial Services Compensation Scheme in the United Kingdom or the Canada Deposit Insurance Corporation, leaving $3,755,466 risk should the financial institutions with which the deposits are held cease trading.

The Company's accounts receivable are all from large, well-known retailers located primarily in Canada, the United States and the United Kingdom.  Credit risk from accounts receivable encompasses the default risk of retail customers.  The Company manages its exposure to credit risk by only working with larger, reputable companies and prior to accepting new customers; the Company assesses the risk of default associated with a particular company.  In addition, on an ongoing basis, management monitors the level of accounts receivable attributable to each customer and the length of time taken for amounts to be settled and where necessary, takes appropriate action to follow up on those balances considered overdue.

Management does not believe that there is significant credit risk arising from any of the Company's customers; however, should one of the Company's main customers be unable to settle amounts due, the impact on the Company could be significant.  The maximum exposure to loss arising from accounts receivable is equal to their total carrying amounts. At September 30, 2011, five customers each account for 10% or more of total trade accounts receivable (2010 – three customers).

Financial assets past due

At September 30, 2011, the Company has a provision of $145,000 against trade accounts receivable, the collection of which is considered doubtful.

The following table provides information regarding the ageing of financial assets that are past due but which are not impaired.

At September 30, 2011

		Financial assets that are past due but not impaired
	Neither past due nor impaired	31 – 60 days	61 – 90 days	91 days +	Carrying value on the balance sheet $

Trade accounts receivable	3,127,511	36,942	443,565	787,057	4,395,075
Commodity taxes recoverable	135,655				135,655
Other	5,182				5,182

The definition of items that are past due is determined by reference to terms agreed with individual customers.  Of the 91 days+ balance outstanding at September 30, 2011, 43% has been subsequently collected as at December 13, 2011.  None of the amounts outstanding have been challenged by the respective customer(s) and the Company continues to conduct business with them on an ongoing basis.  Accordingly, management has no reason to believe that this balance is not fully collectable in the future.

The Company reviews financial assets past due on an ongoing basis with the objective of identifying potential matters which could delay the collection of funds at an early stage.  Once items are identified as being past due, contact is made with the respective company to determine the reason for the delay in payment and to establish an agreement to rectify the breach of contractual terms.  At September 30, 2011, the Company had a provision for doubtful accounts of $145,000 which was made against trade accounts receivable in excess of twelve months old or where collection efforts to date have been unsuccessful.  All amounts neither past due nor impaired are collectible from large, well-known retailers located in Canada, the United States and the United Kingdom.  The Company is not aware of any information suggesting that the collectability of these amounts is in doubt.

Market risk

Market risk is the risk to the Company that the fair value or future cash flows of financial instruments will fluctuate due to changes in interest rates and foreign currency exchange rates.  Market risk arises as a result of the Company generating revenues and incurring expenses in foreign currencies, holding cash and cash equivalents which earn interest and having operations based in the United Kingdom in the form of its wholly owned subsidiaries.

Interest rate risk

The only financial instruments that expose the Company to interest rate risk are its cash and cash equivalents.  The Company’s objectives of managing its cash and cash equivalents are to ensure sufficient funds are maintained on hand at all times to meet day-to-day requirements and to place any amounts which are considered in excess of day-to-day requirements on short-term deposit with the Company's banks so that they earn interest.  When placing amounts of cash and cash equivalents on short-term deposit, the Company only uses high quality commercial banks and ensures that access to the amounts placed can be obtained on short-notice.

Currency risk

The Company generates revenues and incurs expenses and expenditures primarily in Canada, the United States and the United Kingdom and is exposed to risk from changes in foreign currency rates. In addition, the Company holds financial assets and liabilities in foreign currencies that expose the Company to foreign exchange risks.  The Company does not utilise any financial instruments or cash management policies to mitigate the risks arising from changes in foreign currency rates.

At September 30, 2011, through its wholly owned subsidiaries, the Company had cash and cash equivalents of $2,861,972, accounts receivable of $1,172,067 and accounts payable of $1,013,779 which were denominated in UK £. In addition, at September 30, 2011, the Company had cash and cash equivalents of $882,808, accounts receivable of $1,951,283 and accounts payable of $697,079 which were denominated in US$.

Sensitivity analysis

The Company has completed a sensitivity analysis to estimate the impact on net earnings for the year which a change in foreign exchange rates or interest rates during the year ended September 30, 2011 would have had.

This sensitivity analysis includes the following assumptions:

•	Changes in individual foreign exchange rates do not cause foreign exchange rates in other countries to alter
•	Changes in market interest rates do not cause a change in foreign exchange rates

The results of the foreign exchange rate sensitivity analysis can be seen in the following table:

Impact on net earnings $

Change of +/- 10% in US$ foreign exchange rate	+/- 213,701
Change of +/- 10% in UK£ foreign exchange rate	+/- 600,628

The above results arise primarily as a result of the Company having US$ denominated trade accounts receivable balances, trade accounts payable balances and bank account balances.

Limitations of sensitivity analysis

The above table demonstrates the effect of either a change in foreign exchange rates or interest rates in isolation.  In reality, there is a correlation between the two factors.

Additionally, the financial position of the Company may vary at the time that a change in either of these factors occurs, causing the impact on the Company’s results to differ from that shown above.

Capital management	12 Months Ended
Sep. 30, 2011
Capital Management [Abstract]
Capital Management Disclosure [Text Block]
21.	Capital management

The Company considers its share capital, share capital purchased for cancellation,and contributed surplus, as capital, which at September 30, 2011 totalled $85,756,552.

The Company manages its capital structure in order to ensure sufficient resources are available to meet day to day operating requirements; to allow it to enhance existing product offerings as well as develop new ones and to have the financial ability to expand the size of its operations by taking on new customers.  In managing its capital structure, the Company takes into consideration various factors, including the seasonality of the market in which it operates the growth of its business and related infrastructure and the upfront cost of taking on new clients.

The Company’s Officers and senior management take full responsibility for managing the Company’s capital and do so through quarterly meetings and regular review of financial information.  The Company’s Board of Directors are responsible for overseeing this process.

Methods used by the Company in previous periods to manage its capital include the issuance of new share capital and warrants which has historically been done through private placements primarily with institutional investors.

The Company is not subject to any externally imposed capital requirements.

Related Party Transactions	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
22.	Related Party Transactions

During the year-ended September 30, 2008, the Company was provided with an unsecured loan from a Director and Officer totaling £500,000.  The loan, which was denominated in Sterling, bore interest at a rate equal to the Bank of England base rate, plus 3.75% and fell due for repayment no later than May 31, 2010.  In October, 2009 the Company repaid the principal and all accrued interest of this loan, totaling $937,548.

During the year ended September 30, 2011, the Company incurred legal fees of $133,242 (2010 - $83,203) for services provided by a law firm of which a director of the Company is a partner. Accounts payable and accrued liabilities at September 30, 2011 included $23,955 (2010 - $4,968) related to these services.

During the year ended September 30, 2010, the Company incurred consulting fees for services performed by two directors of the Company totalling $6,608. The consulting services were not provided during the year ended September 30, 2011 and no amounts were due to directors in relation to consulting services (2010: $nil).

During the year ended September 30, 2011, the Company incurred consulting fees of $60,722 (2010: $18,432) for services provided by a company which a Director and Officer of the Company controls.  Accounts payable and accrued liabilities at September 30, 2011 included $5,072 (2010: $4,993) related to these services.

During the year ended September 30, 2011, the Company incurred expenses in relation to setting up e-mail marketing campaigns on behalf of a number of retail customers of $8,449 (2010: $41,740), website services of $3,000 (2010: $6,920) and software development services of $3,500 with a company of which a director of the Company is Chairman and Chief Executive Officer.  Accounts payable and accrued liabilities at September 30, 2011 included $nil (2010: $7,128) related to these services.

The Company shares its UK premises with another company of which an Officer is a majority shareholder.  During the year ended September 30, 2011, the Company was recharged its proportional share of office running costs totalling $93,803 (2010: $192,395) by this related party.  In addition, during the year ended September 30, 2011, the Company used the software development services of this company, incurring costs of $58,941 (2010: $95,398).  At September 30, 2011, accounts payable included $21,578 (2010: $25,118) related to these services.

During the year ended September 30, 2010, the Company utilized the services of an Officers’ family member on a contract basis, incurring fees of $28,326.  These services were not provided during the year ended September 30, 2011 and no amounts were due to in relation to these services (2010: $nil).

During the year ended September 30, 2011, the Company generated revenue of $5,880 (2010: $2,873) relating to transaction fees, software license and installation fees, and membership fees from a customer which a Director and Officer of the Company controls.   Accounts receivable at September 30, 2011 included $2,102 (2010: $3,642) related to these services.

All amounts charged were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties and having normal trade terms.

Pension plan	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
23.	Pension plan

The Company has a defined contribution pension plan with respect to certain employees in the United Kingdom where the Company’s obligation is limited to making regular contributions on behalf of the eligible employees.  During the year ended September 30, 2011, the Company made contributions of $21,011 (2010 - $31,739; 2009 - $56,529) into this plan.

Subsequent events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
24.	Subsequent events

The Company has analyzed its operations subsequent to September 30, 2011 and has determined that there are no material subsequent events to disclose in these financial statements.

Reconciliation to accounting principles generally accepted in the United States of America	12 Months Ended
Sep. 30, 2011
Reconciliation To Accounting Principles Generally Accepted In United States Of America [Abstract]
Reconciliation To Us Gaap Accounting Principles Disclosure [Text Block]
25.	Reconciliation to accounting principles generally accepted in the United States of America

The financial statements have been prepared in accordance with Canadian generally accepted accounting principles (“Canadian GAAP”), which differ in certain material respects from those principles and practices that the Company would have followed had its financial statements been prepared in accordance with accounting principles and practices generally accepted in the United States (“US GAAP”).

a)	Statements of earnings (loss) and comprehensive gain (loss)

Net earnings (loss) from operations, separately identifying revenue earned from the sale of tangible products and the sale of services, together with the respective costs associated with those sales is as follows:

	2011	2010	2009

Revenue
Service revenue	$23,118,350	$22,709,059	$21,479,828
Product revenue	568,001	2,647,511	2,966,741
	23,686,351	25,356,570	24,446,569

Expenses
Network delivery – service revenue	3,787,234	3,988,806	5,055,365
Network delivery – product revenue	526,679	1,388,114	1,617,218
Software development	11,218,227	8,162,595	7,566,227
General and administration	4,096,764	4,021,971	4,893,640
Sales and marketing	927,860	896,791	1,202,699
Amortization of intangible assets	858,354	2,550,452	3,243,359
Amortization of property and equipment	2,036,953	2,368,539	2,770,357
Impairment of property and equipment (e)	117,306	40,085	55,077
	23,569,377	23,417,353	26,403,942

Earnings (loss) from operations	$116,974	$1,939,217	$(1,957,373)

The reconciliation between Canadian GAAP and US GAAP of the net earnings (loss) for the year is as follows:

	2011	2010	2009

Net earnings (loss) for the year under Canadian GAAP	$1,101,176	$6,851,994	$(1,769,666)
Change in fair value of embedded foreign currency derivatives relating to warrants (d)	-	-	22,531
Deferred tax benefit (h)	184,206	841,541	-
Net earnings (loss) for the year under US GAAP	1,285,382	7,693,535	(1,747,135)

Other comprehensive gain (loss):

Unrealized foreign exchange loss on translation of foreign subsidiaries with different functional currencies	(26,392)	(510,342)	(652,661)
Comprehensive gain (loss) under US GAAP	$1,258,990	$7,183,193	$(2,399,796)
Basic earnings (loss) per share under US GAAP	$0.04	$0.23	$(0.05)
Fully diluted earnings (loss) per share under US GAAP	$0.04	$0.23	$(0.05)

b)	Balance sheets

	2011		2010
	Canadian GAAP	U.S. GAAP	Canadian GAAP	U.S. GAAP

Assets

Current assets	$9,041,161	$9,041,161	$11,560,897	$11,560,897
Intangible assets	680,437	680,437	1,115,794	1,115,794
Goodwill (note g, h)	576,840	8,114,437	658,904	8,119,119
Deferred tax asset (h)	7,013,431	7,013,431	4,953,934	4,953,934
Other long-term assets	5,140,150	5,140,150	5,230,829	5,230,829

Total assets	$22,452,019	$29,989,616	$23,520,358	$30,980,573

Liabilities and Shareholders’ Equity

Liabilities

Current liabilities	$3,591,141	$3,591,141	$6,312,004	$6,312,004
Long-term liabilities	33,898	33,898	78,876	78,876

Shareholders’ Equity

Share capital	66,419,784	66,312,411	66,200,215	66,199,666
Contributed surplus (note d)	19,336,768	16,732,943	18,933,619	16,329,794
Deficit (note d, g, h)	(64,583,644)	(54,334,849)	(65,684,820)	(55,620,231)
Accumulated other comprehensive loss	(2,345,928)	(2,345,928)	(2,319,536)	(2,319,536)

	$22,452,019	$29,989,616	$23,520,358	$30,980,573

(c)	Stock-based compensation

Effective October 1, 2004, the Company adopted ASC 718, Compensation – Stock Compensation (formerly Financial Accounting Standard (“FAS”) No. 123, Accounting for Stock-Based Compensation, as subsequently revised by FAS No. 123(R) (“FAS 123(R)”), Share-Based Payment, effective October 1, 2006.) The adoption of this guidance, effective October 1, 2006 under the modified prospective method, had no material impact on the Company’s financial position or results of operations. Under US GAAP, the Company recognizes the grant-date fair value of stock-based compensation awards granted to employees and directors over the requisite service period for all awards granted, modified, repurchased or cancelled after October 1, 2004 and the unvested portions of outstanding awards as at October 1, 2004. The Company also adopted CICA Handbook Section 3870, Stock-Based Compensation and Other Stock-Based Payments effective October 1, 2004 for awards granted on or after October 1, 2002.

As a result of these new accounting standards in Canada and the United States, there are no material GAAP differences related to the Company’s stock-based compensation awards during the years ended September 30, 2011 and 2010.

At September 30, 2011, the total compensation cost related to non-vested awards not yet recognized is as follows:

Award type	September 30, 2011	September 30, 2010	Weighted average remaining vesting period

Stock options	$115,311	$4,473	6 months
RSU’s	204,823	-	24 months
PSU’s	14,880	-	24 months

Total	$335,014	$4,473

No amount has been included for forfeitures as the amount is insignificant.

(d)	Warrants Liability

Under US GAAP, the Securities Exchange Commission (“SEC”) determined that it is not possible to treat as equity, warrants whose exercise price currency denomination is different from the functional currency of the entity. The SEC generally views such instruments as derivative liabilities. Therefore, the Company applied EITF 07-5 “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock”, and allocated the fair value of warrants issued whose exercise price currency denomination is different than the Company’s functional currency as a liability, to be carried at fair value, with changes in fair value to be recorded in operations. The change in fair value of these warrants for the year ended September 30, 2011 was $nil (2010 - $nil; 2009 - $22,531) and was recognised through the statements of earnings (loss). Effective March 30, 2009, all warrants outstanding with an exercise price currency denomination different to the Company’s functional currency expired, unexercised.

(e)	Classification of impairment charges

Losses recognized with respect to impairments of long-lived assets have been classified as having arisen from non-operating results for Canadian reporting purposes.  Under US GAAP, these items are included in the determination of the Company’s earnings from operations.

(f)	Cash flow statements

The Canadian accounting standard for the preparation of cash flow statements is consistent with the guidance provided by International Accounting Standard (IAS) 7, and accordingly, the cash flow statements presented herein have not been reconciled to US GAAP under the accommodation provided by the SEC.

(g)	Redemption of Limited Partnership units

During the year ended September 30, 2004, the Company redeemed limited partnership units and recorded the cost as a charge to deficit for Canadian GAAP purposes. Under US GAAP, the Company applied ASC 805, Business Combinations (formerly SFAS No. 141, “Business Combinations”), and allocated the cost of issuing the common shares and share purchase warrants to goodwill, after first considering any allocation to tangible and intangible assets acquired. This resulted in an increase of $6,511,063 in goodwill and shareholders’ equity. The Company applies ASC 350, Intangibles – Goodwill and Other, in determining if there is any impairment in value. As at September 30, 2011, no impairment in value has been recorded to date.

(h)	Income taxes

The Company follows the liability method with respect to accounting for income taxes. Deferred tax assets and liabilities are determined based on temporary differences between the carrying amounts and the tax basis of assets and liabilities. Deferred income tax assets and liabilities are measured using enacted tax rates that will be in effect when these differences are expected to reverse. Deferred income tax assets are reduced by a valuation allowance, if based on the weight of available evidence; it is more likely than not that some portion or all of the deferred tax assets will not be realized.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes, subsequently codified as ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes. ASC 740 prescribes a recognition threshold and measurement process for recording in the financial statements uncertain tax positions taken or expected to be taken in a tax return. Additionally, ASC 740 provides guidance on the de-recognition, classification, interest and penalties, accounting in interim periods, and disclosure requirements for uncertain tax positions. The Company adopted the provisions of ASC 740 beginning October 1, 2007.

The Company files income tax returns in the U.S., Canada and the United Kingdom. The Company and its subsidiaries are subject to income tax examination by tax authorities in all jurisdictions from their inception to date. The Company’s policy is to recognize interest expense and penalties related to income tax matters as tax expense. At September 30, 2011, the Company did not have any significant accruals for interest related to unrecognized tax benefits or tax penalties. Based on the Company’s evaluation, there are no significant uncertain tax positions requiring recognition or measurement in accordance with ASC 740.

During the year ended September 30, 2010, the Company recorded a deferred tax asset relating to the utilization of PNI Digital Media Europe Ltd. loss carryforwards to offset the current year income taxes payable in the amount of $363,728.  The Company also determined that a portion of the previously unrecognized PNI Digital Media Europe Ltd. loss carry forwards should be recognized as the likelihood of realization of the tax asset was estimated to be more likely than not.

During the year ended September 30, 2011, the Company determined that as a result of the performance of the Company’s UK operations, an additional portion of previously unrecognized PNI Digital Media Europe Ltd. loss carryforwards should be recognized as the likelihood of realization of the tax asset was estimated to be more likely than not.

Canadian GAAP requires that a future income tax asset acquired in a business combination that was not recognized at the time of acquisition as an identifiable asset but is subsequently recognized by the acquirer should be applied to reduce goodwill and intangibles to zero, with any remaining amount recognized as a reduction to income tax expense.

Accordingly, amounts of $949,152 and $89,266 were credited against PNI Digital Media Europe Ltd. goodwill and intangibles respectively during the year ended September 30, 2010; and $77,382 was credited against PNI Digital Media Europe Ltd. goodwill during the year ended September 30, 2011.

US GAAP requires reversals of a valuation allowance related to acquired losses and deductible temporary differences to be recognized as a deferred tax benefit in the Statements of Earnings (Loss) and Comprehensive Gain (Loss).

During the year ended September 30, 2010, the Company determined that it was more likely than not to realize the loss carryforwards and other deductible temporary differences arising in Canada.  As a result the Company reversed the valuation allowance relating to these items and recorded a future tax benefit.  A portion of the valuation allowance of $107,611 related to share issue costs that are deductible for tax purposes.  In accordance with Canadian GAAP, this was recorded as a future tax benefit within the Company’s Statements of Earnings (Loss) and Comprehensive Gain (Loss).  US GAAP, however, requires the benefit associated with the reversal of a valuation allowance relating to equity items be recorded as an increase to share capital.  Accordingly, for US GAAP, an amount of $107,611 was recorded as an increase to share capital.   During the year ended September 30, 2011, under Canadian GAAP the Company recorded a future tax expense of $106,824 associated with the realization of a portion of share issue costs; however, under US GAAP the expense was recorded as a decrease to share capital.

(i)	Recent adopted U.S. standards

Accounting Standards Update 2009-05

Effective October 1, 2009, the Company adopted ASU 2009-05, “Fair Value Measurements and Disclosures”.  The ASU provides a number of amendments to Subtopic 820-10, “Fair Value Measurements and Disclosures – Overall”, regarding the fair value measurements of liabilities.  The adoption of this ASU did not have a significant impact on the financial statements of the Company.

Accounting Standards Update 2009-06

Effective October 1, 2009 the Company adopted ASU 2009-06, “Income Taxes”.  ASU 2009-06 provides additional implementation guidance on accounting for uncertainty in income taxes.  The adoption of this ASU has had no significant impact on the financial statements of the Company.

Accounting Standards Update 2009-13

In October 2009, the FASB issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements, under ASC No. 605. The new guidance provides a more flexible alternative to identify and allocate consideration among multiple elements in a bundled arrangement when vendor-specific objective evidence or third-party evidence of selling price is not available. ASU No. 2009-new guidance provides a more flexible alternative to identify and allocate consideration among multiple elements in a bundled arrangement when vendor-specific objective evidence or third-party evidence of selling price is not available.

ASU No. 2009-13 requires the use of the relative selling price method and eliminates the residual method to allocation arrangement consideration. Additional expanded qualitative and quantitative disclosures are also required. The guidance is effective prospectively for revenue arrangements entered into or materially modified in years beginning on or after June 15, 2010.

The adoption of this standard did not have a significant impact on the financial statements of the Company.

           Accounting Standards Update 2009-14

In October 2009, the FASB issued ASU No. 2009-13, arrangements that remove non-software components of tangible products and certain software component of tangible products from the scope of existing software revenue guidance, resulting in the recognition of revenue similar to that for other tangible products. The new standard requires expanded qualitative and quantitative disclosures. The guidance is effective prospectively for revenue arrangements entered into or materially modified in years beginning on or after June 15, 2010.

The adoption of this standard did not have a significant impact on the financial statements of the Company.

Accounting Standards Update 2010-02

In January 2010, the FASB released ASU 2010-02, “Consolidation (Topic 810): accounting and reporting for decreases in ownership of a subsidiary – a scope clarification”.  ASU 2010-02 is effective at the beginning of the period ending on or after December 15, 2009 and describes amendments that clarify the types of transactions that should be accounted for as a decrease in ownership of a subsidiary as set forth in consolidations topic of the FASB Accounting Standards Codification (Subtopic 810-10). The Board’s objective in making the amendments is to remove the potential conflict between guidance in that Subtopic and asset de-recognition and gain or loss recognition guidance that may exist in other US GAAP. The adoption of this ASU has had no impact on the financial statements of the Company.

Accounting Standards Update 2010-05

In January 2010, the FASB released ASU 2010-05, “Compensation – Stock Compensation (Topic 718):  escrowed share arrangements and the presumption of compensation”.  ASU 2010-05 codifies EITF Topic D-110, escrowed share arrangements and the Presumption of Compensation, and amends paragraphs 505-50-S25-3, 718-10-S25-1, and 718-10-S99-2.  The adoption of these amendments had no impact on these financial statements.

Accounting Standards Update 2010-06

In January 2010, the FASB released ASU 2010-06, “Fair Value Measurements and Disclosures (Topic 820):  improving disclosures about fair value measurements”. The ASU provides a number of amendments to Subtopic 820-10, that require new disclosures and that clarify certain existing disclosures related to fair value measurements.  ASU 2010-06 is effective at the beginning of the period ending on or after December 15, 2009.  The adoption of this ASU did not have a significant impact on these financial statements.

         Accounting Standards Update 2010-08

In February 2010, the FASB released ASU 2010-08, “Technical corrections to various topics”.  ASU 2010-08 was issued to amend certain US GAAP provisions to eliminate inconsistencies, outdated provisions and provide further clarifications where required.  The Board concluded that the guidance in the amendments will not result in pervasive changes to current practice, and while none of the provisions in the amendments in this ASU fundamentally change US GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions are provided for accounting changes related to that Subtopic.  The amendments in ASU 2010-08 are effective for the first reporting period beginning after issuance, except for certain amendments made to Topic 815 which are effective for fiscal years beginning after December 15, 2009.  The amendments of this ASU have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-09

In February 2010, the FASB released ASU 2010-09, “Subsequent Events (Topic 855):  amendments to certain recognition and disclosure requirements.  The amendments in ASU 2010-09 are effective upon issuance, and address certain implementation issues including: (i) eliminating the requirement for SEC filers to disclose the date through which it has evaluated subsequent events; (ii)  clarifying the period through which conduit bond obligors must evaluate subsequent events; and (iii)  refining the scope of the disclosure requirements for reissued financial statements.  The Board’s objective in making the amendments is to remove potential conflicts between US GAAP and SEC guidance.  The adoption of this ASU has had no significant impact on the financial statements of the Company.

Accounting Standards Update 2010-11

In March 2010, the FASB released ASU 2010-11, “Derivatives and Hedging (Topic 815):  scope exception related to embedded credit derivatives”.  The amendments in ASU 2010-11 are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010.  ASU 2010-11 provides clarifications and related additional examples to improve financial reporting by resolving potential ambiguity about the breadth of the embedded credit derivative scope exception in paragraphs 815-15-15-8 through 15-9 of Topic 815.  The adoption of this ASU has had no impact on the financial statements of the Company.

Accounting Standards Update 2010-12

In April 2010, the FASB released ASU 2010-12, “Income Taxes (Topic 740):  accounting for certain tax effects of the 2010 health care reform acts”.  ASU 2010-12 codifies Subtopic 740-10.  The amendments have had no impact on the financial statements of the Company.

         Accounting Standards Update 2010-20

In July 2010, the FASB released ASU 2010-20, “Receivables (Topic 310)”.  ASU 2010-20 is effective for interim and annual reporting periods ending on or after December 15, 2010.  The objective of ASU 2010-20 is to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses as it relates to an entity’s portfolio of financing receivables.  The amendments in ASU 2010-20 affect all entities with financing receivables, excluding short-term trade accounts receivable or receivables at fair value or lower of cost or fair value.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-21

In August 2010, the FASB released ASU 2010-21, “Accounting for Technical Amendments to Various SEC Rules and Schedules”.  ASU 2010-21 amends various SEC paragraphs pursuant to the issuance of Release No. 33-9026:  Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-22

In August 2010, the FASB released ASU 2010-22, “Accounting for Various Topics”.  ASU 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2010-28

In December 2010, the FASB released ASU 2010-28, “Intangibles – Goodwill and Other (Topic 350):  When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”.  The amendments in ASU 2010-28 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010.  The objective of ASU 2010-28 is to address circumstances where entities have concluded that despite factors that indicate goodwill assigned to a reporting unit may be impaired, Step 2 of the goodwill impairment test (measuring the amount of impairment loss) is not performed as reporting units with zero or negative carrying amounts will generally have a fair value greater than zero.  ASU 2010-28 modifies Step 1 of the goodwill impairment test to require an entity to perform Step 2 of the goodwill impairment test, for reporting units with zero or negative carrying amounts if it is more likely than not that a goodwill impairment exists.  The amendments have had no impact on the financial statements of the Company.

Business Combinations

In December 2007, the FASB issued new accounting guidance as outlined in ASC 805, Business Combinations, regarding business combinations and non-controlling interests in consolidated financial statements. This new guidance retains the fundamental requirements in previous guidance for business combinations requiring that the use of the purchase method be used for all business combinations. The acquirer is required to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. Additionally, business combinations will now require that acquisition costs be expensed as incurred, the recognition of contingencies and restructuring costs associated with a business combination must generally be expensed, and changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally will affect income tax expense. This guidance applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, which is the year ending September 30, 2010 for the Company.  Since adoption of this standard, effective October 1, 2009, the Company has not undertaken any transactions to which these revised rules apply.

Non-controlling Interests in Consolidated Financial Statements

In December 2007, the FASB clarified guidance on non-controlling interests in consolidated financial statements.  The clarification requires ownership interests in subsidiaries held by other parties to be classified as equity in the consolidated financial statements and changes in ownership interests in a subsidiary to be accounted for as equity transactions. Deconsolidation of a subsidiary is to be accounted for at fair value.  This update is applicable for fiscal years beginning on or after December 15, 2008 on a prospective basis, except for the presentation and disclosure requirements which are to be applied to all periods presented.  The Company does not currently have any partially owned subsidiaries and does not expect, based on its current structure, the adoption, effective October 1, 2009 to have any significant impact.

Determination of the Useful Life of Intangible Assets

Effective October 1, 2009 the Company adopted FASB’s updated guidance as outlined in ASC 350, Intangibles – Goodwill and Other, regarding the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The intent of this revised guidance is to improve the consistency between the useful life of a recognized intangible and the period of expected cash flows used to measure the fair value of the asset. The adoption of this revised guidance has not had a significant impact on the financial statements of the Company.

(j)	Recent U.S. announcements

Accounting Standards Update 2010-13

In April 2010, the FASB released ASU 2010-13, “Compensation – Stock Compensation (Topic 718):  effect of denominating the exercise price of a share based payment award in the currency of the market in which the underlying equity security trades – a consensus of the FASB Emerging Issues Task Force.”  ASU 2010-13 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010.  ASU 2010-13 clarifies that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition; therefore, such an award should not be classified as a liability.  The Company does not anticipate the amendments of ASU 2010-13 will have a financial impact on the Company’s results.

Accounting Standards Update 2010-29

In December 2010, the FASB released ASU 2010-29 “Business Combinations (Topic 805) – Disclosure of Supplementary Pro Forma Information for Business Combinations”.  The objective of ASU 2010-29 is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations.  Under ASU 2010-29, if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only.  The amendments in ASU 2010-29 are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The amendments have had no impact on the financial statements of the Company.

Accounting Standards Update 2011-08

In September 2011, the FASB released ASU 2011-08 “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment”.  The objective of ASU 2011-08 is to provide an entity with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  The amendments in ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance.